Debt - Long-term Debt (Details) - USD ($) $ in Millions		Dec. 31, 2018	Apr. 01, 2018	Dec. 31, 2017	Mar. 01, 2017
Debt Instrument [Line Items]
Long-term debt, gross		$ 7,361		$ 6,683
Unamortized deferred financing costs and discount		(79)		(81)
Current maturities of long-term debt	[1]	(16)		(46)
Long-term debt		7,266		6,556
Senior notes due 2024 [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 1,000		1,000
Debt instrument, interest rate, stated percentage		4.25%
Senior notes due 2025 [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 900		900
Debt instrument, interest rate, stated percentage		4.625%			4.625%
Senior notes due 2026 [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 1,500		0
Debt instrument, interest rate, stated percentage		5.125%	5.125%
Senior notes due 2027 [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 600		600
Debt instrument, interest rate, stated percentage		4.875%			4.875%
Senior secured term loan facility due 2023 [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 3,119		3,929
Debt instrument, interest rate, stated percentage		4.26%
Capital lease obligations [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 225		233
Debt instrument, weighted average interest rate		6.43%
Other debt obligations [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 17		$ 21
Debt instrument, weighted average interest rate		3.08%

[1]	Balance as of December 31, 2017 is net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.